Law Offices
Stradley Ronon Stevens & Young, LLP
1250 Connecticut Avenue, NW, Suite 500
Washington, D.C. 20036
(202) 419-8429

1933 Act Rule 497(j)
1933 Act File No. 002-73024
1940 Act File No. 811-03213

Direct Dial: (202) 419-8402

April 30, 2014

FILED VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

Re:                 Nationwide Variable Insurance Trust (the “Registrant”)
SEC File Nos. 002-73024  and 811-03213
Rule 497(j) filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of the Prospectuses for each of the following funds:

Federated NVIT High Income Bond Fund
NVIT Bond Index Fund
NVIT CardinalSM Managed Growth Fund
NVIT CardinalSM Managed Growth & Income Fund Class I
NVIT Core Bond Fund
NVIT Core Plus Bond Fund
NVIT Enhanced Income Fund
NVIT Government Bond Fund
NVIT International Index Fund
NVIT Investor Destinations Managed Growth Fund
NVIT Investor Destinations Managed Growth & Income Fund
NVIT Mid Cap Index Fund
NVIT Money Market Fund
NVIT Multi Sector Bond Fund
NVIT Short Term Bond Fund
NVIT Small Cap Index Fund
NVIT S&P 500 Index Fund

that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment Nos. 171/172 to the Registration Statement of the Registrant that has been filed electronically.

Post-Effective Amendment Nos. 171/172 became effective with the Securities and Exchange Commission on April 30, 2014.

If you have any questions with the respect to the filing, please do not hesitate to telephone the undersigned at (202) 419-8402.

Very truly yours,

/s/Christopher J. Zimmerman
Christopher J. Zimmerman